Brandes Global Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.65%
Austria - 1.52%
Erste Group Bank AG	15,451	$580,375
Brazil - 2.34%
Embraer SA	168,920	831,205
Embraer SA Sponsored - ADR	3,247	63,284
		894,489
China - 1.19%
China Mobile Ltd.	54,000	456,292
Finland - 1.25%
Nokia OYJ	129,201	477,900
France - 12.67%
Carrefour SA	19,278	324,231
Engie SA	34,611	560,643
Engie SA Registered Shares (Prime Fidelite 2019)	31,200	505,390
Publicis Groupe SA	11,504	521,610
Sanofi	14,655	1,471,771
Schneider Electric SE	7,451	765,517
Total SA	12,667	702,901
		4,852,063
Ireland - 1.53%
CRH Plc	14,480	584,010
Italy - 2.63%
Eni SpA	39,071	606,823
Telecom Italia Rsp	653,887	400,454
		1,007,277
Japan - 2.84%
Honda Motor Co. Ltd.	22,700	642,445
Nissan Motor Co. Ltd.	77,100	446,774
		1,089,219
Malaysia - 1.53%
Genting Berhad	394,700	584,059
Mexico - 1.98%
Fibra Uno Administracion SA de CV	488,634	756,695
Netherlands - 1.61%
NXP Semiconductors NV	4,857	618,102
Russia - 0.48%
Public Joint-Stock Co. Gazprom	44,308	183,040
South Korea - 5.60%
Hyundai Mobis Co. Ltd.	2,944	651,332
Hyundai Motor Co.	5,486	571,405
KT&G Corp.	4,364	353,081
Samsung Electronics Co. Ltd.	11,877	572,316
		2,148,134
Spain - 1.29%
Repsol SA	31,540	495,501
Switzerland - 3.99%
Credit Suisse Group AG	57,619	778,875
UBS Group AG	59,244	747,623
		1,526,498
United Kingdom - 18.00%
Barclays Plc	143,033	341,061
BP Plc	130,274	819,534
GlaxoSmithKline Plc	58,963	1,385,466
HSBC Holdings Plc	44,512	348,462
Imperial Brands Plc	29,628	733,010
J Sainsbury Plc	177,095	539,303
Kingfisher Plc	196,456	565,547
Marks & Spencer Group Plc	105,291	298,550
Tesco Plc	235,094	794,537
Wm Morrison Supermarkets Plc	105,820	280,060
WPP Plc	55,999	788,038
		6,893,568
United States - 36.20%
American International Group, Inc.	12,072	619,656
Bank of America Corp.	25,685	904,626
Bank of New York Mellon Corp.	14,465	728,024
Cardinal Health, Inc.	17,061	862,945
Cigna Corp.	3,158	645,780
Citigroup, Inc.	17,550	1,402,069
CVS Health Corp.	8,291	615,939
Emerson Electric Co.	6,778	516,890
FedEx Corp.	2,599	392,995
Halliburton Co.	24,045	588,381
HCA Healthcare, Inc.	3,253	480,826
Jefferies Financial Group, Inc.	18,783	401,393
Laboratory Corp of America Holdings (a)	2,867	485,010
McKesson Corp.	6,444	891,334
Merck & Co., Inc.	9,194	836,194
Microsoft Corp.	1,973	311,142
PepsiCo, Inc.	1,391	190,108
Pfizer, Inc.	20,873	817,804
PNC Financial Services Group, Inc.	3,436	548,489
State Street Corp.	8,814	697,187
Wells Fargo & Co.	17,240	927,512
		13,864,304
TOTAL COMMON STOCKS (Cost $30,948,085)		$37,011,526

PREFERRED STOCKS - 0.40%
South Korea - 0.40%
Samsung Electronics Co. Ltd.	3,912	$153,162
TOTAL PREFERRED STOCKS (Cost $115,876)		$153,162

SHORT-TERM INVESTMENTS - 3.17%
Money Market Funds - 3.17%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (b)	1,213,844	$1,213,844
TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,844)		$1,213,844

Total Investments (Cost $32,277,805) - 100.22%		$38,378,532
Liabilites in Excess of Other Assets - (0.22%)		(82,927)
TOTAL NET ASSETS - 100.00%		$38,295,605

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of December 31, 2019.

Brandes Global Equity Fund
Schedule of Investments by Industry
December 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.34%
Air Freight & Logistics	1.03%
Auto Components	1.70%
Automobiles	4.34%
Banks	13.18%
Beverages	0.50%
Capital Markets	7.71%
Communications Equipment	1.25%
Construction Materials	1.53%
Diversified Financial Services	1.05%
Diversified Telecommunication Services	1.05%
Electrical Equipment	3.35%
Energy Equipment & Services	1.54%
Equity Real Estate Investment Trusts	1.98%
Food & Staples Retailing	5.06%
Health Care Providers & Services	10.39%
Hotels, Restaurants & Leisure	1.53%
Insurance	1.62%
Media	3.42%
Multiline Retail	0.78%
Multi-Utilities	2.78%
Oil, Gas & Consumable Fuels	7.33%
Pharmaceuticals	11.77%
Semiconductors & Semiconductor Equipment	1.61%
Software	0.81%
Specialty Retail	1.48%
Technology Hardware, Storage & Peripherals	1.49%
Tobacco	2.84%
Wireless Telecommunication Services	1.19%
TOTAL COMMON STOCKS	96.65%
PREFERRED STOCKS
Technology Hardware, Storage & Peripherals	0.40%
TOTAL PREFERRED STOCKS	0.40%
SHORT-TERM INVESTMENTS	3.17%
TOTAL INVESTMENTS	100.22%
Liabilities in Excess of Other Assets	(0.22%)
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.